Business Combination and Recapitalization - Summary of Changes in Convertible Preferred Stock and Stockholders' Deficit (Details) $ in Thousands	Oct. 28, 2022 USD ($) shares
Business Acquisition [Line Items]
Reverse recapitalization on October 28, 2022	$ 3,294
Common Shares [Member]
Business Acquisition [Line Items]
Reverse recapitalization on October 28, 2022, Shares | shares	4,162,040	[1]
Common Shares [Member] | Class A Common Stock [Member]
Business Acquisition [Line Items]
SPAC financing, Shares | shares	4,162,040,000
SPAC financing	$ 0
Private Placement Warrants Liability Reclassified To Equity	0
Transaction costs	$ 0
Reverse recapitalization on October 28, 2022, Shares | shares	4,162,040,000
Reverse recapitalization on October 28, 2022	$ 0
Additional Paid In Capital [Member]
Business Acquisition [Line Items]
Reverse recapitalization on October 28, 2022	3,294
Additional Paid In Capital [Member] | Class A Common Stock [Member]
Business Acquisition [Line Items]
SPAC financing	(921)
Public Warrants Liability Reclassified To Equity	1,241
Private Placement Warrants Liability Reclassified To Equity	6,688
Transaction costs	(3,714)
Reverse recapitalization on October 28, 2022	$ 3,294

[1]	Retroactively restated to give effect to the reverse recapitalization